Earnings per share - Summary of Weighted Average Shares and Adjusted Weighted Average Shares (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Weighted average number of ordinary shares used in the calculation of basic earnings per share (in shares)	171,047,400	158,855,924
Dilutive impact of share options (in shares)	1,369,750	0
Dilutive impact of restricted share units (in shares)	433,838	526,058
Dilutive impact of performance share units and restricted share units with performance criteria (in shares)	2,379,892	2,156,654
Weighted average number of ordinary shares used in the calculation of diluted earnings per share (in shares)	175,230,880	161,538,636
Antidilutive securities excluded from computation of earnings per share (in shares)	2,680,593	5,714,491